Note 2 - Summary of Significant Accounting Policies -Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Basic weighted average number of shares outstanding (in shares)	95,181,258	91,108,622
Effect of dilutive common share equivalents (in shares)	278,257	0
Adjusted weighted average number of ordinary shares outstanding	95,459,515	91,108,622